Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The assets of AON Partners, Partners of Maryland, AON Central Services, and MIBA as of December 31, 2023 and 2022, are as follows:

	As of December 31, 2023	As of December 31, 2022
Assets
Cash and cash equivalents	$26,574	$26,844
Accounts receivable	129,151	136,098
Inventories	44,569	36,476
Prepaid expenses and other current assets	895	846
Goodwill and intangibles, net	180	180
Other receivables	33,809	28,139
Other assets	2,091	1,489
Total assets	$237,269	$230,072
The liabilities of AON Partners, Partners of Maryland, AON Central Services, and MIBA as of December 31, 2023 and 2022, are as follows:

	As of December 31, 2023	As of December 31, 2022
Liabilities
Accounts payable	$122,324	$102,783
Accrued compensation and benefits	21,380	6,021
Accrued other	16,723	15,926
Other long-term liabilities	273	452
Due to AON LLC and subsidiaries, net	117,194	128,204
Total liabilities	$277,894	$253,386